Software Development Costs (Tables)	12 Months Ended
Dec. 31, 2013
Research and Development [Abstract]
Schedule Of Software Development Costs
	December 31, 2013	December 31, 2012

Software Development Costs	$240,561	$—
Less: Accumulated Amortization	—	—

Net	$240,561	$—